Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ELFUN TAX EXEMPT INCOME FUND
Entity Central Index Key	0000215740
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000032332
Shareholder Report [Line Items]
Fund Name	Elfun Tax-Exempt Income Fund
Trading Symbol	ELFTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Elfun Tax-Exempt Income Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-242-0134.
Additional Information Phone Number	1-800-242-0134
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Elfun Tax-Exempt Income Fund	$11	0.22%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22% [1]
AssetsNet	$ 842,279,502
Holdings Count | Holding	489
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$842,279,502 Number of Portfolio Holdings489 Portfolio Turnover Rate14%
Holdings [Text Block]

Top Ten States

State	%
New York	10.1%
Texas	7.6%
Florida	7.5%
Illinois	6.9%
Pennsylvania	6.4%
New Jersey	5.4%
California	4.9%
Massachusetts	4.7%
Washington	4.7%
District of Columbia	3.9%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
City of Los Angeles Wastewater System Revenue, 5.00%, due 06/01/48	1.2%
City of Philadelphia Water & Wastewater Revenue, 5.00%, due 10/01/43	1.2%
New Jersey Educational Facilities Authority, 5.50%, due 09/01/33	1.0%
Chicago O'Hare International Airport, 5.25%, due 01/01/42	1.0%
Kentucky State Property & Building Commission, 5.00%, due 04/01/37	0.9%
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, 5.25%, due 12/01/44	0.9%
City of Tampa Water & Wastewater System Revenue, 5.25%, due 10/01/57	0.9%
County of Baltimore, 5.00%, due 03/01/45	0.7%
Chicago O'Hare International Airport, 5.00%, due 01/01/48	0.7%
City of Chicago Wastewater Transmission Revenue, 5.50%, due 01/01/62	0.6%

[1]	Annualized.